Lines of Credit (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Lines Of Credit (Textuals) [Abstract]
$ 1.425 billion unsecured revolving credit facility	$ 1,425,000,000
Line of credit commitment by bankrupt financial institution now unavailable	75,000,000	75,000,000
Line of Credit Maturity	Feb. 28, 2012
500.0 million ability to increase	500,000,000
Advances under credit facility, rate plus spread	0.0050
Face value of convertible unsecured debt	1,280,000,000	1,370,000,000
Amount restricted/dedicated to support letters of credit	147,300,000	56,700,000
Line of credit amount outstanding	$ 0	$ 0
Weighted average interest rate on revolving letter of credit	0.66%